COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 03, 2018	Apr. 02, 2018	Nov. 12, 2015	Mar. 27, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2019	Mar. 27, 2019	Mar. 16, 2019	Jan. 24, 2019	Oct. 04, 2018	Sep. 07, 2018	Aug. 14, 2018	Apr. 12, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 14, 2018	Jan. 19, 2018	Jan. 02, 2018	Sep. 30, 2017	Aug. 17, 2017	Jul. 25, 2017	Jul. 17, 2017	Jun. 29, 2017	Feb. 28, 2017
Accounts payable and accrued expenses						$ 1,447,781		$ 1,447,781		$ 1,311,475	$ 1,095,995
Common stock issued						8,244,515		8,244,515		5,439,765	4,417,567			1,000,000														60,359	60,359	40,076
Royalty expense						$ 78,279	$ (75,002)	$ 153,467	$ (68,412)	$ 33,664	$ 321,741
Operating lease liability						$ 78,387		$ 78,387
Estimated incremental borrowing rate						10.00%		10.00%
Future lease payments						$ 85,082		$ 85,082
Accrued officers compensation						$ 1,018,750		$ 1,018,750		$ 811,250	$ 500,000
Convertible Notes [Member]
Common stock issued																															23,861
Settlement Agreement [Member]
Common stock issued																		70,572	51,938
Amended Settlement Agreement [Member]
Common stock issued					284,777																					253,333
Warrant [Member] | Series E Preferred Stock
Common stock issued																	122,510
Customers [Member]
Major customer, sale percentages								21.00%
Customers One [Member]
Major customer, sale percentages								21.00%
Customers Two [Member]
Major customer, sale percentages								14.00%
Escrow Agent [Member]
Common stock issued						0		0		534,203	1,913,890
Escrow Agent [Member] | Settlement Agreement [Member]
Common stock issued																				481,151	280,296	172,000	126,667	216,127	103,447
Chief Executive Officer Richard DeCicco [Member]
Common stock issued														500,000
Richard DeCicco [Member] | Preferred Stock Exchange Agreement [Member]
Common stock issued														500,000
Richard DeCicco [Member] | Series C Preferred Stock
Common stock issued														1,000,000
September 2017 To November 2017 [Member] | Four Investor [Member] | Securities Purchase Agreement [Member]
Common stock issued										480,000
Minimum [Member]
Agreements term description								equal to 25% and 50%, respectively, of the year 2019 minimum royalty fee
Royalty expense						$ 63,750		$ 127,500
Services Rendered [Member]
Common stock issued																											16,000
Vice President Roseann Faltings [Member]
Common stock issued														500,000
Escrow Agent [Member] | Amended Settlement Agreement [Member]
Common stock issued															436,125	98,078
Ms. Faltings [Member] | Preferred Stock Exchange Agreement [Member]
Common stock issued														500,000
Employment Agreement [Member]
Accounts payable and accrued expenses											$ 500,000
Accrued officers compensation						1,018,750		1,018,750		$ 811,250
Employment Agreement [Member] | Bellissima, Iconic And BiVi [Member]
Accrued compensation						207,500		207,500
Employment Agreement [Member] | 10% To BiVi [Member]
Accrued compensation										31,125
Compensation allocated								20,750			25,000
Employment Agreement [Member] | 50% to Iconic [Member]
Accrued compensation										155,625
Compensation allocated								103,750			125,000	$ 125,000
Employment Agreement [Member] | 40% To Bellissima [Member]
Accrued compensation										124,500
Compensation allocated								$ 83,000			100,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Salary per annum	$ 150,000	$ 150,000
Compensation of stock award	100,000	100,000
Accrued compensation										$ 311,250
Employment Agreement [Member] | 20% To BiVi [Member]
Compensation allocated												50,000
Employment Agreement [Member] | 30% To Bellissima [Member]
Compensation allocated												75,000
Employment Agreement [Member] | DeCicco [Member]
Accrued compensation											150,000	150,000
Employment Agreement [Member] | Faltings [Member]
Accrued compensation											$ 100,000	$ 100,000
Distribution Agreement [Member] | May 1, 2015 [Member]
Distribution fee										$ 1.00			$ 1.00
License Agreement [Member] | Hooters Marks [Member]
Royalty fee for future period, description								Advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products.		Advance payment of $30,000 to the Licensor to be credited towards royalty fees payable to Licensor. On September 6, 2018, the $30,000 advance payment was paid to the Licensor. The Agreement also provides for United’s payment of a marketing contribution equal to 2% of the prior year’s net sales of the Licensed Products.
Royalty fee, year 1										$ 65,000
Royalty fee, year 2										255,000
Royalty fee, year 3										315,000
Royalty fee, year 4										315,000
Royalty fee, year 5										360,000
Royalty fee, year 6										$ 420,000
License Agreement [Member] | Bellissima Spirits LLC [Member]
Shares issuable upon exercise of options, description			Brinkley was granted a 24 month option to purchase 1% of the outstanding shares of Iconic common stock on a fully diluted basis (as of the date of Brinkley’s exercise of the option) at an exercise price of $0.001 per share.
Royalty fee for future period, description					Royalty Fee equal to 10% of monthly gross sales (12.5% for sales in excess of defined Case Break Points) of Bellissima Brand products payable monthly. The Bellissima Licensor has the right to terminate the endorsement if Bellissima fails to sell 10,000 cases of Bellissima Brand products in year 1, 15,000 cases in year 2, or 20,000 cases in year 3 and each subsequent year.
License Agreement [Member] | Bivi [Member]
Royalty fee for future period, description								BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee		BiVi is obligated to pay the BiVi Licensor a Royalty Fee equal to 5% of monthly gross sales of BiVi Brand products payable monthly subject to an annual Minimum Royalty Fee
Royalty fee, year 1						100,000		$ 100,000		$ 100,000
Royalty fee, year 2						150,000		150,000		150,000
Royalty fee, year 3						165,000		165,000		165,000
Royalty fee, year 4						181,500		181,500		181,500
Royalty fee, year 5						199,650		199,650		199,650
Royalty fee, year 6						$ 219,615		$ 219,615		$ 219,615
Lease Agreement [Member]
Monthly rent				$ 4,478
Lease agreement description				The extension has a term of three years from February 1, 2018 to January 31, 2021
Compensation Arrangementst [Member] | Chief Executive Officer [Member]
Agreements term description	Both agreements have a term of 24 months (to March 31, 2020).	Both agreements have a term of 24 months (to March 31, 2020).
Salary per annum	$ 265,000	$ 265,000
Compensation of stock award	300,000	300,000
Registration Rights Agreement [Member]
Common stock issued										960,000
Convertible Preferred Stock										2,400,000
Registration rights agreement description										The Company may be obligated to pay the investors liquidated damages equal to 1% of the Subscription Amounts at the Event Date and 1% on each monthly anniversary of the Event Date until the Event is cured subject to maximum liquidated damages equal to 6% of the Subscription Amounts.